Lease Liabilities - Summary of Finance Lease Cost (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Amortization expense for equipment under finance leases	$ 2,927,249	$ 1,794,673
Interest expense on finance lease liabilities	637,191	296,603
Finance lease cost	$ 3,564,440	$ 2,091,276